Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Current service labor cost	$ 36,997	$ 22,352	$ 20,213
Interest cost	30,834	30,273	15,999
Actuarial (gains) losses	189	(1,173)	(682)
Components of defined benefit costs recognized in net income (Note 24)	68,020	51,452	35,530
Benefits paid	15,267	(3,869)	(2,946)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	(10,201)	15,932	(8,802)
Total recognized as employee benefit cost	$ 73,086	$ 63,515	$ 23,782